UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020—May 31, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2021
Vanguard New York Tax-Exempt Funds
Vanguard New York Municipal Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
New York Municipal Money Market Fund	4
New York Long-Term Tax-Exempt Fund	19
Trustees Approve Advisory Arrangements	68
Liquidity Risk Management	70

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2021
	Beginning Account Value 11/30/2020	Ending Account Value 5/31/2021	Expenses Paid During Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,000.10	$0.50
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,025.50	$0.86
Admiral™ Shares	1,000.00	1,025.90	0.45
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.43	$0.50
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.10%; and for the New York Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

New York Municipal Money Market Fund
Distribution by Effective Maturity1
As of May 31, 2021
1 - 7 Days	96.7%
8 - 30 Days	1.2
31 - 60 Days	0.1
61 - 90 Days	0.0
91 - 180 Days	0.0
Over 180 Days	2.0
1 Percentage of investments.

New York Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.3%)
New York (100.3%)
[1,2]	Battery Park City NY Authority Revenue TOB VRDO	0.080%	6/3/21	31,115	31,115
[1,2]	BlackRock MuniYield New York Quality Fund Inc. VRDO VRDP	0.130%	6/7/21	76,400	76,400
[2]	Build NYC Resource Corp. Miscellaneous Revenue VRDO	0.030%	6/3/21	4,485	4,485
[2]	Delaware County NY Industrial Development Agency Health, Hospital, Nursing Home Revenue VRDO	0.140%	6/3/21	1,620	1,620
[1,2]	Erie County NY Industrial Development Agency School Facility Revenue TOB VRDO	0.070%	6/3/21	6,665	6,665
[2]	Franklin County Civic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	6/3/21	15,730	15,730
	Garden City NY BAN GO	1.000%	2/18/22	10,000	10,063
[2]	Geneva Industrial Development Agency College & University Revenue VRDO	0.070%	6/3/21	1,685	1,685
	Levittown Union Free School District GO	1.500%	6/25/21	15,000	15,012
[2]	Metropolitan Transportation Authority Miscellaneous Taxes Revenue VRDO	0.070%	6/3/21	19,740	19,740
[2]	Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue VRDO	0.070%	6/3/21	2,200	2,200
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.020%	6/1/21	12,100	12,100
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.070%	6/3/21	7,380	7,380
[1,2]	Nassau County NY GO TOB VRDO	0.080%	6/3/21	6,000	6,000
[2]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	6/2/21	1,450	1,450
[2]	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	6/3/21	4,845	4,845
	New Rochelle NY City School District BAN GO	1.750%	6/23/21	10,000	10,008
[2]	New York City Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	6/3/21	24,800	24,800
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.050%	6/2/21	5,105	5,105
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	6/2/21	14,500	14,500
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	6/2/21	6,100	6,100
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	6/2/21	2,400	2,400
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	6/2/21	4,390	4,390
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.070%	6/2/21	3,975	3,975

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.070%	6/2/21	5,990	5,990
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.070%	6/2/21	7,800	7,800
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.070%	6/2/21	6,360	6,360
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.080%	6/2/21	3,175	3,175
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	6/3/21	14,650	14,650
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.050%	6/3/21	2,115	2,115
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.060%	6/3/21	600	600
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.070%	6/3/21	11,510	11,510
[1,2]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.080%	6/3/21	10,000	10,000
[1,2]	New York City Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.080%	6/3/21	7,605	7,605
[1,2]	New York City Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.080%	6/3/21	6,665	6,665
[1,2]	New York City Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.080%	6/3/21	8,335	8,335
[1,2]	New York City Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.080%	6/4/21	7,500	7,500
[1,2]	New York City Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.080%	6/4/21	7,500	7,500
[2]	New York City Industrial Development Agency Industrial Revenue VRDO	0.130%	6/3/21	265	265
[2]	New York City NY Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	6/3/21	2,975	2,975
[1,2]	New York City NY GO TOB VRDO	0.040%	6/1/21	8,400	8,400
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.040%	6/1/21	15,485	15,485
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.040%	6/1/21	7,500	7,500
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	6/3/21	3,000	3,000
[1]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.110%	6/3/21	17,835	17,835
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	6/4/21	6,930	6,930
[1,2]	New York City NY Sales Tax Asset Receivable Corp. Sales Tax Revenue TOB VRDO	0.080%	6/3/21	5,250	5,250
[1,2]	New York City NY Sales Tax Asset Receivable Corp. Sales Tax Revenue TOB VRDO	0.080%	6/3/21	3,335	3,335
[1,2]	New York City NY Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.080%	6/3/21	3,490	3,490
[1,2]	New York City NY Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.080%	6/3/21	4,000	4,000
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.080%	6/3/21	5,915	5,915
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.080%	6/3/21	18,750	18,750
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.080%	6/3/21	1,500	1,500
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.080%	6/3/21	12,170	12,170

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.080%	6/3/21	7,500	7,500
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.080%	6/3/21	3,200	3,200
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.080%	6/3/21	3,335	3,335
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.090%	6/3/21	18,100	18,100
[1,2]	New York City NY Transitional Finance Authority Future Tax Sales Tax Revenue TOB VRDO	0.080%	6/3/21	11,800	11,800
[1]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.070%	6/3/21	9,335	9,335
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.080%	6/3/21	3,940	3,940
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.080%	6/3/21	5,000	5,000
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.070%	6/3/21	6,500	6,500
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.080%	6/3/21	3,610	3,610
[2]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	0.050%	6/3/21	8,500	8,500
[2]	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.030%	6/3/21	5,575	5,575
	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.050%	6/3/21	43,440	43,440
	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.050%	6/3/21	29,065	29,065
	New York City Water & Sewer System Sewer Revenue VRDO	0.020%	6/1/21	9,015	9,015
	New York City Water & Sewer System Water Revenue VRDO	0.010%	6/1/21	300	300
	New York City Water & Sewer System Water Revenue VRDO	0.010%	6/1/21	25,105	25,105
	New York City Water & Sewer System Water Revenue VRDO	0.020%	6/1/21	1,700	1,700
[2]	New York City Water & Sewer System Water Revenue VRDO	0.020%	6/1/21	3,000	3,000
[2]	New York City Water & Sewer System Water Revenue VRDO	0.020%	6/1/21	15,655	15,655
[2]	New York City Water & Sewer System Water Revenue VRDO	0.020%	6/1/21	11,000	11,000
	New York City Water & Sewer System Water Revenue VRDO	0.040%	6/3/21	8,475	8,475
	New York City Water & Sewer System Water Revenue VRDO	0.040%	6/3/21	15,690	15,690
	New York City Water & Sewer System Water Revenue VRDO	0.070%	6/3/21	37,090	37,090
	New York City Water & Sewer System Water Revenue VRDO	0.070%	6/3/21	25,685	25,685
[1,2]	New York Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.070%	6/3/21	2,500	2,500
	New York GO	5.000%	3/15/22	4,260	4,422
[1,2]	New York Liberty Development Corp. Industrial Revenue TOB VRDO	0.150%	6/3/21	8,000	8,000
[2]	New York Liberty Development Corp. Industrial Revenue VRDO	0.060%	6/3/21	18,925	18,925
[1,2]	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	0.080%	6/3/21	3,330	3,330
[1,2]	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	0.240%	6/3/21	11,000	11,000
[1,2]	New York Metropolitan Transportation Authority Special Tax Revenue TOB VRDO	0.070%	6/3/21	12,800	12,800
[1,2]	New York Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.080%	6/3/21	9,350	9,350
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.020%	6/1/21	705	705
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.050%	6/2/21	17,810	17,810

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.070%	6/2/21	15,000	15,000
[1,2]	New York NY GO TOB VRDO	0.070%	6/3/21	7,125	7,125
[1,2]	New York NY GO TOB VRDO	0.080%	6/3/21	13,000	13,000
[1,2]	New York NY GO TOB VRDO	0.080%	6/3/21	5,000	5,000
[1,2]	New York NY GO TOB VRDO	0.080%	6/3/21	3,000	3,000
[1,2]	New York NY GO TOB VRDO	0.080%	6/4/21	6,000	6,000
[1,2]	New York NY GO TOB VRDO	0.080%	6/4/21	4,445	4,445
[1,2]	New York NY GO TOB VRDO	0.080%	6/4/21	4,365	4,365
[2]	New York NY GO VRDO	0.070%	6/3/21	30,250	30,250
	New York NY Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.090%	6/2/21	3,505	3,505
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	0.050%	6/1/21	17,290	17,290
[1,2]	New York State Dormitory Authority College & University Revenue TOB VRDO	0.080%	6/4/21	4,800	4,800
	New York State Dormitory Authority College & University Revenue VRDO	0.020%	6/1/21	26,145	26,145
	New York State Dormitory Authority College & University Revenue VRDO	0.020%	6/2/21	51,925	51,925
	New York State Dormitory Authority College & University Revenue VRDO	0.030%	6/3/21	19,210	19,210
	New York State Dormitory Authority College & University Revenue VRDO	0.030%	6/3/21	4,495	4,495
	New York State Dormitory Authority College & University Revenue VRDO	0.030%	6/3/21	11,885	11,885
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.030%	6/3/21	12,420	12,420
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.030%	6/3/21	20,875	20,875
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.050%	6/3/21	21,120	21,120
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	6/3/21	7,860	7,860
[1,2,4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	6/4/21	14,470	14,470
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	6/4/21	25,900	25,900
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	6/2/21	40,310	40,310
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.070%	6/3/21	14,280	14,280
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	6/3/21	7,500	7,500
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	6/3/21	6,250	6,250
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	6/3/21	31,290	31,290
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	6/3/21	7,500	7,500
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	6/3/21	3,335	3,335
[1,2]	New York State Dormitory Authority Lease College & University Revenue TOB VRDO	0.080%	6/3/21	5,820	5,820
	New York State Dormitory Authority Revenue	0.120%	6/3/21	9,000	9,000
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	6/3/21	19,505	19,505

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	6/3/21	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.080%	6/3/21	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.090%	6/3/21	21,870	21,870
[1,2]	New York State Dormitory Authority State Personal Income Tax Revenue TOB VRDO	0.070%	6/3/21	5,625	5,625
[1,2]	New York State Dormitory Authority State Personal Income Tax Revenue TOB VRDO	0.070%	6/3/21	7,400	7,400
[1,2]	New York State Dormitory Authority State Personal Income Tax Revenue TOB VRDO	0.080%	6/3/21	4,000	4,000
[2]	New York State Energy Research & Development Authority Facilities Industrial Revenue VRDO	0.080%	6/2/21	49,100	49,100
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	0.030%	6/2/21	1,800	1,800
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	0.060%	6/2/21	26,100	26,100
[1,2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.080%	6/3/21	6,665	6,665
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	6/1/21	2,640	2,640
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	6/1/21	36,245	36,245
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	6/2/21	400	400
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	6/2/21	44,820	44,820
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	6/2/21	21,295	21,295
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	6/2/21	9,230	9,230
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	6/2/21	13,000	13,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	6/2/21	1,700	1,700
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	6/2/21	26,490	26,490
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	6/2/21	4,280	4,280
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.050%	6/2/21	14,100	14,100
[2]	New York State Housing Finance Agency Local or Guranteed Housing Revenue VRDO	0.060%	6/2/21	9,875	9,875
[2]	New York State Housing Finance Agency Local or Guranteed Housing Revenue VRDO	0.060%	6/2/21	6,425	6,425
[2]	New York State Housing Finance Agency Local or Guranteed Housing Revenue VRDO	0.070%	6/2/21	15,450	15,450
[1,2]	New York State Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.080%	6/3/21	7,145	7,145
[1,2]	New York State Mortgage Agency Homeowner Mortgage Local or Guranteed Housing Revenue TOB VRDO	0.080%	6/3/21	3,365	3,365
[1,2]	New York State Power Authority Electric Power & Light Revenue TOB VRDO	0.070%	6/3/21	16,500	16,500
[1,2]	New York State Power Authority Electric Power & Light Revenue TOB VRDO	0.080%	6/3/21	7,750	7,750
[1,2]	New York State Power Authority Electric Power & Light Revenue TOB VRDO	0.080%	6/3/21	7,785	7,785
[1,2]	New York State Thruway Authority Highway Revenue TOB VRDO	0.080%	6/3/21	2,080	2,080

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York State Thruway Authority Miscellaneous Revenue TOB VRDO	0.090%	6/3/21	4,800	4,800
[2]	New York State Urban Development Corp. Appropriations Revenue VRDO	0.030%	6/3/21	29,705	29,705
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	6/3/21	12,260	12,260
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	6/3/21	4,235	4,235
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	6/3/21	3,300	3,300
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.070%	6/3/21	8,745	8,745
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	6/3/21	21,325	21,325
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	6/3/21	7,500	7,500
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	6/3/21	9,000	9,000
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	6/3/21	3,750	3,750
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.080%	6/3/21	3,750	3,750
[2]	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.070%	6/2/21	4,305	4,305
	North Hempstead NY BAN GO	1.500%	3/25/22	17,500	17,689
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	6/7/21	20,000	20,000
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	6/7/21	5,000	5,000
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	6/7/21	22,000	22,000
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.100%	6/7/21	33,700	33,700
[1,2]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	0.130%	6/7/21	34,800	34,800
[2]	Onondaga County Industrial Development Agency Health, Hospital, Nursing Home Revenue (Syracuse Home Association Project) VRDO	0.090%	6/3/21	3,925	3,925
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.070%	6/3/21	32,050	32,050
[1,2]	Regional Transportation Authority Local or Guaranteed Housing Revenue TOB VRDO	0.080%	6/4/21	7,500	7,500
	Rockville Centre NY GO	1.000%	6/9/22	7,500	7,562
	Rye City School District BAN GO	1.750%	7/1/21	2,000	2,003
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.010%	6/1/21	8,110	8,110
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.010%	6/1/21	1,710	1,710
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.020%	6/1/21	4,655	4,655
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.080%	6/3/21	14,250	14,250
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.080%	6/3/21	695	695
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.080%	6/3/21	12,000	12,000
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.110%	6/3/21	14,400	14,400
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.080%	6/4/21	8,000	8,000
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.150%	6/4/21	2,155	2,155

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Triborough Bridge & Tunnel Authority Payroll Miscellaneous Tax Revenue TOB VRDO	0.070%	6/4/21	2,905	2,905
[1,2]	Utility Debt Securitization Authority New York Electric Power & Light Revenue TOB VRDO	0.080%	6/3/21	1,000	1,000
[1,2]	Utility Debt Securitization Authority New York Electric Power & Light Revenue TOB VRDO	0.080%	6/3/21	5,250	5,250
	Williamsville Central School District GO	1.000%	6/8/22	3,890	3,922
Total Tax-Exempt Municipal Bonds (Cost $2,145,796)					2,145,796
Total Investments (100.3%) (Cost $2,145,796)					2,145,796
Other Assets and Liabilities—Net (-0.3%)					(5,837)
Net Assets (100%)					2,139,959
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $994,655,000, representing 46.5% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
BAN—Bond Anticipation Note.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,145,796)	2,145,796
Investment in Vanguard	77
Cash	119
Receivables for Investment Securities Sold	2,671
Receivables for Accrued Income	658
Receivables for Capital Shares Issued	3,390
Receivables from Vanguard	156
Other Assets	1,180
Total Assets	2,154,047
Liabilities
Payables for Investment Securities Purchased	11,485
Payables for Capital Shares Redeemed	2,452
Payables for Distributions	1
Payables to Vanguard	150
Total Liabilities	14,088
Net Assets	2,139,959
At May 31, 2021, net assets consisted of:

Paid-in Capital	2,139,925
Total Distributable Earnings (Loss)	34
Net Assets	2,139,959

Net Assets
Applicable to 2,139,619,489 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,139,959
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Interest	1,242
Total Income	1,242
Expenses
The Vanguard Group—Note B
Investment Advisory Services	191
Management and Administrative	1,534
Marketing and Distribution	106
Custodian Fees	6
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Total Expenses	1,841
Expense Reduction—Note B	(714)
Net Expenses	1,127
Net Investment Income	115
Realized Net Gain (Loss) on Investment Securities Sold	6
Net Increase (Decrease) in Net Assets Resulting from Operations	121

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115	18,068
Realized Net Gain (Loss)	6	96
Net Increase (Decrease) in Net Assets Resulting from Operations	121	18,164
Distributions
Total Distributions	(115)	(18,068)
Capital Share Transactions (at $1.00 per share)
Issued	590,152	1,697,703
Issued in Lieu of Cash Distributions	107	16,580
Redeemed	(899,998)	(2,718,313)
Net Increase (Decrease) from Capital Share Transactions	(309,739)	(1,004,030)
Total Increase (Decrease)	(309,733)	(1,003,934)
Net Assets
Beginning of Period	2,449,692	3,453,626
End of Period	2,139,959	2,449,692

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001[1]	.006[1]	.014[1]	.012[1]	.007[1]	.003
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.006	.014	.012	.007	.003
Distributions
Dividends from Net Investment Income	(.0001)	(.006)	(.014)	(.012)	(.007)	(.003)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.006)	(.014)	(.012)	(.007)	(.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.55%	1.39%	1.24%	0.67%	0.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,140	$2,450	$3,454	$3,214	$2,424	$2,059
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.16%	0.16%	0.16%	0.16%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	0.01%	0.61%	1.38%	1.24%	0.67%	0.25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2021 and 0.16% for 2016. For the years ended November 30, 2020, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Notes to Financial Statements
Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the

New York Municipal Money Market Fund
extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $77,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended May 31, 2021, Vanguard's expenses were reduced by $714,000 (an effective annual rate of 0.06% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a

New York Municipal Money Market Fund
quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,145,796
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2021, such purchases and sales were $277,890,000 and $576,195,000, respectively.
F.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2021
Under 1 Year	5.0%
1 - 3 Years	2.5
3 - 5 Years	1.9
5 - 10 Years	10.7
10 - 20 Years	42.8
20 - 30 Years	31.0
Over 30 Years	6.1
The table reflects the fund’s investments, except for short-term investments and derivatives.

New York Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.3%)
New York (98.6%)
[1]	Albany Industrial Development Agency Miscellaneous Revenue (CHF Holland Suites Project) VRDO	0.060%	6/4/21	6,440	6,440
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	2,500	2,825
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	2,000	2,463
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	1,250	1,312
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	1,800	2,039
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,937
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,619
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	418
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	7,173
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	3,210	3,744
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	2,135	2,181
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	8,554
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,598
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	2,385	1,763
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,731
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	3,180	1,577
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	1,580	728
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,400	3,112
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,549
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,304

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	1,192
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	934
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,600	1,888
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	2,865	3,023
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	3,147
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	2,285	2,633
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,395	1,579
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,170	2,534
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,850
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,155	1,338
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	3,180	3,707
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	6,181
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	5,270	6,073
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/47	3,000	3,558
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	739
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/28	2,010	2,361
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/29	500	587
[2]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	16
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/27	200	227
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/28	270	306
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/29	225	255
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/30	310	351
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/32	660	747
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/33	730	825
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/34	580	655
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/38	1,365	1,535
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/21	1,875	1,881
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,149
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,175
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,654
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	1,975	2,217
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,540	2,758
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	3,646
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), ETM	5.000%	7/1/23	1,525	1,676
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,514
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,143
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	844

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	117
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	102
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	93
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/35	130	166
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	152
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	192
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/38	150	174
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	585
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	1,113
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,582
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project)	5.000%	8/1/29	1,000	1,145
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project)	4.000%	8/1/36	1,230	1,321
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project)	5.000%	8/1/40	500	562
	Copiague Union Free School District GO	3.000%	2/15/33	1,005	1,059
	Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/39	3,120	3,481
	Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/44	2,635	2,940
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	307
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	268
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,420
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	545
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	302
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,675
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,000	1,242
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,453
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	579
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	357
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	805	960
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	1,125
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	588
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	443
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	668
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	278
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	231
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	167

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/41	815	933
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/46	600	682
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/40	1,470	1,709
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/45	1,240	1,438
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	697
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	339
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,477
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,226
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	8,830
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	5,600	6,391
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,414
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,505	1,818
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,595	1,924
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,305	2,703
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,185	1,387
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,648
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,030	1,197
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,155	1,283
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,810	4,369
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	6,600	7,522
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	748
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,285
	Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	698
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/39	1,010	1,249
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (Buffalo City Project)	5.000%	5/1/32	1,500	2,088
[1,3]	Erie County Industrial Development Agency School Facility Lease (Appropriation) Revenue (Buffalo City School District Project) TOB VRDO	0.100%	6/4/21	4,135	4,135
[1,3]	Hamstead Town New York Local Development Corp. College & University Revenue TOB VRDO	0.080%	6/4/21	1,430	1,430
[2]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/33	300	335
[2]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/36	1,000	1,115
[2]	Hempstead NY GO	4.000%	4/1/29	4,500	5,073
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	506

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	4.750%	6/1/30	450	450
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	256
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	323
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/43	5,000	5,435
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/32	450	477
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/36	340	420
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/37	550	677
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/38	515	632
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/41	2,815	2,825
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	3.000%	7/1/51	3,000	3,251
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	837
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	2,135
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,417
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	806
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	443
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	1,800	1,988
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	630	747
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	480	569
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	1,056
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,645	1,806
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/43	1,025	1,230
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/44	1,670	1,825
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,100	1,312
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,500	4,279
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	2,125	2,591
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	17,034
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	5,270	6,386
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	4,354
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/38	3,000	3,622
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	4,500	5,421
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	14,750	17,658
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	14,405	16,131
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	9,500	11,321
	Johnstown City School District GO	3.000%	6/15/33	1,935	2,060
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,326

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,188
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	14,663
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,256
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	932
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/34	7,550	8,968
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	4,500	5,118
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,308
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	6,000	6,816
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,869
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,410
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,909
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,731
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,725
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	5,700	6,447
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	2,500	2,995
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	9,201
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	17,550	19,755
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	3,500	4,183
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	4,015	4,895
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,250	5,424
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,200	4,205
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,050	2,175
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,535	2,690
	Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/40	1,495	1,731
	Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/43	6,000	6,949
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	483
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	1,072
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	31
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	50
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	3,025	3,722
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	3,357
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	93
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,600	3,196
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	1,119
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	11,654
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	1,085
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	574
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	2,122
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	160	194
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,289
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	12,020	14,401
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	320	390
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	8,875	10,611
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	729
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	675	828
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	165	197
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	5,000	5,889
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	8,000	9,516
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,075	6,113
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	7,142
[1]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	0.020%	6/1/21	1,875	1,875

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	10,675	9,184
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	11,090	11,840
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	993
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,070	1,166
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,935	3,385
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,120	1,193
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,970	2,350
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	2,023
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/27	125	130
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,225	8,485
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,295	6,218
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,645	5,654
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,865	4,518
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,206
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	2,279
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,000	3,606
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,630	3,277
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,015	1,218
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	388
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	265	273
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	7,500	8,655
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	5,050	5,710
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,000	1,129
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	885	1,031
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	376
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/33	90	94
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	505	624
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	3,263
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	200	233
Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/35	165	174
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,505	3,955
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,060	3,558
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	4,020	4,674
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,240	1,334
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	5,000	5,612
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	6,020	6,456
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	550	682
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/39	3,655	4,016
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	5,000	5,788
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	805	852
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	2,000	2,120
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	2,000	2,120
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,930	2,046
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	5,000	6,255
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	5,000	5,798
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	735	790
Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	5,085	6,162
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	615	697
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,400	6,021
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	5,732
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	4,950	5,709
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	2,291
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,000	3,434

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,000	4,543
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	1,500	1,769
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,535	2,894
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	5,000	6,228
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	2,000	2,349
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,000	4,782
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	14,330
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	5,000	6,478
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.150%	6/4/21	2,975	2,975
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.150%	6/4/21	5,335	5,335
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.020%	6/1/21	16,700	16,700
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.020%	6/1/21	1,315	1,315
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.050%	6/4/21	1,700	1,700
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,160	1,243
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,325	3,562
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,070	3,289
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,925	2,062
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,050	2,245
[3]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/50	1,260	1,466
[3]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/59	1,080	1,248
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/22	340	360
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/23	470	518
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/29	1,250	1,471
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/31	1,000	1,171
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	2,072
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,508
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/32	1,640	1,918
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	723
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/33	1,650	1,916
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,635
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	1,000	1,155
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	900	1,040
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,160
	Monroe County NY Industrial Development Corp. College & University Revenue	5.500%	6/1/39	1,500	1,691
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/39	1,500	1,668
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	6/1/44	2,500	2,783
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/45	4,030	4,667
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,300	1,435

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/31	2,000	2,474
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,223
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	12,850	15,073
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,550	1,877
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,197
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	4,100	5,302
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	326
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,288
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,100	1,301
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	2,510	3,230
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,055	1,246
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,000	2,357
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,215	1,432
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	2,195	2,341
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,600	2,756
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,000	1,172
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,000	1,169
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	1,000	1,050
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	100	110
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	5,635	5,931
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	7,890	9,049
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,000	5,785
Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,875
Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,738
MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	22,000	23,784
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	715	718
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,620	2,750
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,235	1,352
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	755
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	1,050

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	142
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,161
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	8,765	9,114
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,700
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,915
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,771
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,978
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,080
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,128
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	425	436
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,220	2,494
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,050	1,092
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	4,000	4,212
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,535	1,616
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,025	3,185
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,245	8,682
[2]	Nassau County NY GO	4.000%	4/1/44	6,720	7,951
[2]	Nassau County NY GO	4.000%	4/1/45	6,995	8,254
	Nassau County NY GO, Prere.	5.000%	4/1/24	1,740	1,972
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/22	270	283
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	380
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	389
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	491
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	431
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,282
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,128
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/45	2,230	2,482
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,900
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,573
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	405	522
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	580	762

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	610	817
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	650	867
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	675	898
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	500	663
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	661
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	525	692
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	440
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	345	452
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	925	1,210
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/40	825	1,077
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,604
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	890	1,055
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	640	756
[1]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.060%	6/4/21	1,500	1,500
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,000	1,094
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	2,025	2,204
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	3,195	3,475
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,480	3,787
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,670	1,812
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,300	1,411
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	2,605	2,836
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/30	15,000	16,327
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	2,000	2,169
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,192
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,325	1,437
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	2,000	2,129
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	592
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	4,000	4,397
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/34	500	538

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/15/34	5,000	5,265
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	8,800	9,601
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	5,000	5,265
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/39	3,000	3,260
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/39	2,355	2,569
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	8,000	8,704
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	16,000	17,783
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	15,000	15,660
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/47	430	466
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	4,000	4,350
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	8,000	8,719
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,440
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,550	3,806
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,500	3,781
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	9,135	9,320
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	4,004
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	2,500	2,530
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,905	10,041
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	1,003
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	15,000	16,316
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	3,225	3,456
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	2,529
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	2,542
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	5,455
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,000	7,562
[1,3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.080%	6/4/21	5,000	5,000
[1]	New York City Industrial Development Agency Auto Parking Revenue VRDO	0.060%	6/4/21	5,370	5,370
[1]	New York City Industrial Development Agency Lease (Appropriation) Revenue VRDO	0.020%	6/1/21	3,790	3,790
[2]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	3,880	5,171

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	4,610	5,148
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/34	2,255	2,499
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/35	705	776
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	750	819
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	4,750	5,168
[2]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	3,000	2,904
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,621
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,375	1,483
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	7,300	7,757
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	974
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	2,500	3,053
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	1,000	1,216
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	2,454
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	455	465
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	4,327
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,765
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	2,000	2,151
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,480	4,067
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,100	3,536
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	12,050	12,703
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	12,250	12,575
[5]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	1,230	1,251
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	4,053
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	3,317
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	379
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	406
[1,3]	New York City NY GO TOB VRDO	0.040%	6/1/21	2,900	2,900
[1,3]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.080%	6/4/21	5,440	5,440
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,587
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,215	6,497

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	2,500	2,945
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	4,745	5,898
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,100	3,585
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	6,298
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	3,620	4,251
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	5,000	5,853
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	7,315	8,560
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	2,225	2,600
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	8,575
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/43	5,000	5,888
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/45	5,000	5,826
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	5,000	5,363
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,303
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,790	4,810
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,424
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	6,332
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,796
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,791
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	3,520	4,144
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,778
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,050	5,927
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	10,046
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	722
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	14,190	16,610
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,760
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/39	3,000	3,502
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	5,385	6,023
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	11,655	13,429
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	10,965	13,612

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,637
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,520	1,747
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,410	1,663
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	3,457
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	8,510	9,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	5,050	6,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	4,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	373
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	12,000	14,798
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	5,370	6,397
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,994
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	2,290	3,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	12,133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,500	11,307
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,000	1,341
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	11,420
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,880	4,503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	6,740
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	3,600	4,128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	3,489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	4,000	4,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	3,047
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	5,000	5,810
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	11,600	13,227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,500	1,599
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,250	1,517
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	5,020	5,802

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	2,500	2,769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	2,235	2,704
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	12,011
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,963
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,500	1,824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	6,117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	5,666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,764
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	9,340	11,660
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	2,305	2,738
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	1,730	1,838
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,560	2,902
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	3,465	4,138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/43	2,925	3,184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	7,500	9,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	1,000	1,156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	4,000	4,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	6,360	6,829
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	1,675	1,966
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	2,000	2,165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	7,720	8,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	6/1/21	10,225	10,225
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	6/1/21	1,950	1,950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	6/1/21	4,950	4,950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	6/1/21	5,820	5,820
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	6/1/21	1,100	1,100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	6/1/21	10,500	10,500
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	2,500	2,906

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	713
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	329
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	642
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	479
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	441
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/30	400	522
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,299
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	2,000	2,624
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	454
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	2,250	2,937
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,814
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/33	450	582
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	5,000	5,993
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/34	400	516
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,850	2,208
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	644
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	900	1,156
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	1,775	2,274
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,644
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	770
[1,3]	New York City Trust for Cultural Resources Miscellaneous Revenue TOB VRDO	0.150%	6/4/21	5,335	5,335
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	4,000	4,421
	New York City Water & Sewer System Sewer Revenue VRDO	0.020%	6/1/21	4,020	4,020
	New York City Water & Sewer System Sewer Revenue VRDO	0.020%	6/1/21	10,795	10,795
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	2,855	3,378
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	3,000	3,596
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,000	3,589
	New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,000	3,584
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	10,035	11,411
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	7,500	9,310
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,000	3,580
	New York City Water & Sewer System Water Revenue	4.000%	6/15/37	11,150	12,889
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,965	5,825
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,500	2,933
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	10,000	12,394
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	10,000	12,265

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Water & Sewer System Water Revenue	4.000%	6/15/39	5,025	5,785
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	10,040	11,753
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,915	6,924
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	7,500	8,780
	New York City Water & Sewer System Water Revenue	4.000%	6/15/40	1,300	1,550
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	7,500	8,860
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	5,000	5,959
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	4,740	5,655
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	10,000	11,931
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	5,000	6,021
	New York City Water & Sewer System Water Revenue	4.000%	6/15/42	3,000	3,595
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	8,545	9,650
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	24,465	26,619
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	14,455	16,859
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	15,000	18,461
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	7,455	8,410
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	3,000	3,669
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	3,000	3,691
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	8,500	9,798
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	13,825	17,066
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,570	1,996
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	7,500	8,879
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	3,000	3,552
	New York City Water & Sewer System Water Revenue	3.000%	6/15/51	3,000	3,230
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	3,500	4,163
	New York City Water & Sewer System Water Revenue VRDO	0.010%	6/1/21	3,000	3,000
	New York City Water & Sewer System Water Revenue VRDO	0.020%	6/1/21	12,805	12,805
[1]	New York City Water & Sewer System Water Revenue VRDO	0.020%	6/1/21	3,815	3,815
[1]	New York City Water & Sewer System Water Revenue VRDO	0.020%	6/1/21	5,655	5,655
[1]	New York City Water & Sewer System Water Revenue VRDO	0.020%	6/1/21	11,800	11,800
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	500	531
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	5,437
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	15,290	17,674
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	3,623
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	6,038
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	4,840	5,561
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/46	13,640	16,012
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	4,520
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	8,700	9,455
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	10,406	15,713
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/40	4,680	4,847
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/43	14,975	15,483
	New York Liberty Development Corp. Industrial Revenue	5.000%	3/15/44	5,965	6,163
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	21,825	22,748
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	8,000	8,259
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	13,000	13,177

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/31	2,845	2,906
New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	5,000	5,119
New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	59,765	86,007
New York Mortgage Agency Local or Guaranteed Housing Revenue	3.850%	10/1/33	3,365	3,499
New York Mortgage Agency Local or Guaranteed Housing Revenue	4.100%	10/1/38	400	417
New York Mortgage Agency Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	3,398
New York Mortgage Agency Local or Guaranteed Housing Revenue	3.800%	10/1/48	9,520	10,163
New York NY GO	5.000%	8/1/22	2,535	2,679
New York NY GO	5.000%	8/1/26	3,140	3,791
New York NY GO	5.000%	8/1/26	3,875	4,749
New York NY GO	5.000%	1/1/27	3,500	4,328
New York NY GO	5.000%	8/1/27	4,560	5,204
New York NY GO	5.000%	9/1/27	3,805	4,790
New York NY GO	5.000%	8/1/28	3,000	3,549
New York NY GO	5.000%	8/1/28	2,320	2,934
New York NY GO	5.000%	8/1/29	5,010	5,820
New York NY GO	5.000%	8/1/29	5,070	6,178
New York NY GO	5.000%	8/1/29	3,515	4,220
New York NY GO	5.000%	8/1/29	5,195	6,532
New York NY GO	5.000%	8/1/29	3,000	3,925
New York NY GO	5.000%	8/1/30	5,050	6,151
New York NY GO	5.000%	8/1/30	4,720	5,749
New York NY GO	5.000%	8/1/30	4,000	5,002
New York NY GO	5.000%	8/1/30	6,220	6,843
New York NY GO	5.000%	8/1/30	2,335	2,612
New York NY GO	5.000%	8/1/30	3,000	3,537
New York NY GO	5.000%	8/1/30	3,000	3,995
New York NY GO	4.000%	8/1/31	2,775	3,218
New York NY GO	5.000%	8/1/31	8,550	10,256
New York NY GO	5.000%	8/1/31	2,000	2,277
New York NY GO	5.000%	8/1/31	7,810	9,727
New York NY GO	5.000%	8/1/31	1,440	1,796
New York NY GO	5.000%	8/1/31	3,000	3,978
New York NY GO	5.000%	12/1/31	1,770	2,175
New York NY GO	4.000%	8/1/32	1,935	2,239
New York NY GO	5.000%	8/1/32	8,770	10,164
New York NY GO	5.000%	8/1/32	1,250	1,592
New York NY GO	5.000%	8/1/32	3,735	4,650
New York NY GO	5.000%	8/1/32	1,000	1,321
New York NY GO	5.000%	10/1/32	2,485	3,219
New York NY GO	5.000%	12/1/32	1,240	1,579
New York NY GO	3.250%	3/1/33	3,000	3,309
New York NY GO	5.000%	8/1/33	1,260	1,385
New York NY GO	5.000%	8/1/33	2,875	3,443
New York NY GO	5.000%	8/1/33	1,145	1,391
New York NY GO	5.000%	8/1/33	1,000	1,269
New York NY GO	5.000%	4/1/34	3,680	4,894
New York NY GO	4.000%	8/1/34	4,535	5,290
New York NY GO	5.000%	8/1/34	2,000	2,530
New York NY GO	5.000%	8/1/34	2,260	2,859

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/34	1,125	1,474
New York NY GO	5.000%	12/1/34	5,000	6,340
New York NY GO	3.000%	3/1/35	2,500	2,781
New York NY GO	5.000%	8/1/35	2,000	2,611
New York NY GO	4.000%	10/1/35	1,000	1,196
New York NY GO	5.000%	10/1/35	1,945	2,411
New York NY GO	5.000%	12/1/35	2,500	3,056
New York NY GO	4.000%	3/1/36	1,500	1,802
New York NY GO	5.000%	6/1/36	910	1,061
New York NY GO	4.000%	8/1/36	2,500	2,868
New York NY GO	4.000%	8/1/36	1,385	1,674
New York NY GO	5.000%	10/1/36	5,000	6,180
New York NY GO	5.000%	10/1/36	2,590	3,315
New York NY GO	5.000%	10/1/36	10	10
New York NY GO	5.000%	3/1/37	3,500	4,493
New York NY GO	5.000%	3/1/37	7,500	9,269
New York NY GO	5.000%	3/1/37	45	48
New York NY GO	4.000%	8/1/37	2,070	2,492
New York NY GO	5.000%	8/1/37	4,000	4,840
New York NY GO	4.000%	10/1/37	1,500	1,784
New York NY GO	4.000%	3/1/38	2,000	2,426
New York NY GO	5.000%	3/1/38	7,500	9,251
New York NY GO	5.000%	3/1/38	2,000	2,559
New York NY GO	5.000%	4/1/38	1,000	1,236
New York NY GO	4.000%	8/1/38	5,005	5,921
New York NY GO	5.000%	8/1/38	10,000	12,095
New York NY GO	5.000%	8/1/38	3,430	4,427
New York NY GO	5.000%	10/1/38	6,500	7,994
New York NY GO	5.000%	10/1/38	2,910	3,703
New York NY GO	4.000%	3/1/39	1,050	1,143
New York NY GO	5.000%	3/1/39	5,315	6,543
New York NY GO	5.000%	3/1/39	2,000	2,551
New York NY GO	5.000%	3/1/39	2,000	2,603
New York NY GO	4.000%	8/1/39	3,280	3,923
New York NY GO	4.000%	10/1/39	4,000	4,730
New York NY GO	5.000%	10/1/39	2,220	2,819
New York NY GO	5.000%	10/1/39	8,910	10,934
New York NY GO	4.000%	3/1/40	2,000	2,410
New York NY GO	4.000%	8/1/40	1,155	1,378
New York NY GO	4.000%	10/1/40	3,000	3,541
New York NY GO	3.000%	3/1/41	5,010	5,425
New York NY GO	4.000%	8/1/41	2,035	2,421
New York NY GO	3.000%	10/1/41	2,250	2,406
New York NY GO	4.000%	10/1/41	7,950	9,178
New York NY GO	4.000%	12/1/41	1,215	1,419
New York NY GO	5.000%	12/1/41	8,000	9,749
New York NY GO	4.000%	3/1/42	1,500	1,768
New York NY GO	4.000%	8/1/42	7,000	8,201
New York NY GO	5.000%	8/1/42	2,365	3,021
New York NY GO	5.000%	10/1/42	3,000	3,784
New York NY GO	4.000%	12/1/42	3,835	4,472
New York NY GO	5.000%	3/1/43	5,500	6,953
New York NY GO	5.000%	3/1/43	8,000	10,310
New York NY GO	5.000%	4/1/43	6,500	7,969
New York NY GO	5.000%	8/1/43	4,020	5,043

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/43	2,340	2,983
	New York NY GO	5.000%	10/1/43	3,000	3,777
	New York NY GO	4.000%	12/1/43	2,415	2,806
	New York NY GO	4.000%	3/1/44	2,000	2,347
	New York NY GO	4.000%	8/1/44	9,205	10,740
	New York NY GO	3.000%	10/1/44	3,000	3,187
	New York NY GO	5.000%	12/1/44	3,000	3,729
	New York NY GO	5.000%	4/1/45	5,000	6,108
	New York NY GO	3.500%	4/1/46	3,000	3,259
	New York NY GO	4.000%	3/1/50	525	612
	New York NY GO	5.000%	3/1/50	6,200	7,902
	New York NY GO	3.000%	3/1/51	3,000	3,192
[1,3]	New York NY GO TOB VRDO	0.080%	6/4/21	3,255	3,255
	New York NY GO VRDO	0.010%	6/1/21	600	600
	New York NY GO VRDO	0.010%	6/1/21	7,180	7,180
	New York NY GO VRDO	0.020%	6/1/21	8,800	8,800
	New York NY GO VRDO	0.020%	6/1/21	9,200	9,200
	New York NY GO VRDO	0.020%	6/1/21	4,765	4,765
	New York NY GO VRDO	0.030%	6/1/21	7,920	7,920
[1]	New York NY GO VRDO	0.050%	6/4/21	1,900	1,900
[1]	New York NY GO VRDO	0.060%	6/4/21	1,850	1,850
[1]	New York NY GO VRDO	0.070%	6/4/21	3,140	3,140
	New York NY GO, Prere.	5.000%	10/1/21	5	5
	New York NY GO, Prere.	5.000%	3/1/23	2,500	2,714
	New York NY GO, Prere.	5.000%	3/1/23	4,500	4,885
	New York NY GO, Prere.	5.000%	3/1/23	6,745	7,316
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	7,000	8,263
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	8,500	9,979
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	17,740	20,666
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	8,648
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	5,500	6,385
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/21	440	441
[7]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	2,000	2,195
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,368
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	3,140	3,690
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	750	886
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,595	3,052
	New York State Dormitory Authority College & University Revenue	5.000%	9/1/26	2,355	2,449
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	655	767
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	605
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	225	262
	New York State Dormitory Authority College & University Revenue	5.000%	9/1/27	1,520	1,579
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	1,470	1,574
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	540	565
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	483
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	140	164
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,773
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,300	1,565
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,214
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	1,055
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	50	58
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,000	2,354
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	601
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	636

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,065	6,143
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	623
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,275	1,422
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,174
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,750	1,831
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,490
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	1,146
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,240
New York State Dormitory Authority College & University Revenue	4.000%	7/1/32	1,450	1,615
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,530	1,795
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,161
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	540	687
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	575	709
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	2,257
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	579
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,378
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,030	1,276
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	7,395	8,595
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,365	2,742
New York State Dormitory Authority College & University Revenue	5.500%	7/1/33	1,340	1,471
New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,660	1,919
New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,500	1,852
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15	16
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	755	906
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	30	35
New York State Dormitory Authority College & University Revenue	3.500%	7/1/35	40	42
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	6,210	7,145
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,650	1,905
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,590
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	671
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	325	400
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	671
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,459
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,095	2,429
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	6,225	7,143
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,343
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	630
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,615	8,408
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	368
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,843
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,190
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	598
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	398
New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	40	46
New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	245	301
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,290	8,111
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	479
New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	6,274
New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	9,500	10,643
New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	1,010	1,191
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	2,025
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,455	1,740
New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,180	1,297
New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	3,050	3,521
New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	7,575	8,730

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,674
[8]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	1,500	2,234
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	4,235	5,077
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	2,500	2,593
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,968
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	9,320	10,373
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,410	1,623
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	1,185	1,374
	New York State Dormitory Authority College & University Revenue	5.750%	7/1/43	7,105	7,770
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	9,585	11,171
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/44	2,500	2,684
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	5,000	5,823
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	1,500	1,747
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	3,000	3,443
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	3,103
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	4,671
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,476
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	975	1,531
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	14,705	17,039
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	16,580	26,230
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,500	2,896
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	4,000	4,565
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	7,500	9,348
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	6,330	7,431
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,630	1,715
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,210	1,273
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,052
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,052
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/41	7,185	8,506
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	795	887
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/46	5,610	6,596
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	11/1/21	285	291
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,625	3,817
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	10,000	10,530
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	4,200	4,423
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,250	3,422
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,290	2,410
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,000	3,157
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,250	2,369
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	13,500	14,216

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	33
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	33
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	20	22
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,432
	New York State Dormitory Authority College & University Revenue, Prere.	5.250%	7/1/23	2,500	2,766
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	571
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,143
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	571
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,411
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	2,063
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	566
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	670	761
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,135	2,481
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	948
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,400	1,737
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,080	2,413
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	846
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,555	1,952
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,300	1,603
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	8,135	9,391
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,863
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,010	1,290
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	485	550
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,440	4,300
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	590
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,557
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	637
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,727
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	530

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	2,600
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	530
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	780	965
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,200	1,460
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,348
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,650	3,027
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	710	742
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	887
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,326
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	400
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	823
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	4,048
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,595	2,794
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	400	475
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,250	2,857
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,213
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,100	1,270
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	968
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	842
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,467
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,200	1,384
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	1,114
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,420	1,636
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	450	528
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	2,200	2,699
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,213
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	500	586
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,412
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	474

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,100	1,332
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	640	749
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	1,000	1,129
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,350	1,549
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,705	1,980
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	4,000	4,581
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	350
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,000	1,211
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	680	795
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,200	2,549
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,475	5,114
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	698
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	600	701
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/39	4,000	4,142
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,305	1,508
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	638
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	749
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	549
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,870	2,165
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,300	1,495
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,400	4,209
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	6,070
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	2,050	2,314
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,500	3,980
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	4,579
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	11,500	12,916
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	5,253
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,000	5,838
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	10,000	11,647

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	2,140	2,378
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	2,000	2,372
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	3,290	3,765
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	4,985	5,604
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,100	6,284
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	6,000	6,989
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	9,130	11,210
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,000	1,187
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,240	3,770
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	1,000	1,162
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	6,082
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	1,750	2,095
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	5,000	5,751
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,000	6,237
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	3,500	4,238
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5,000	5,734
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	9,720
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	4,240
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,000	3,488
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	5,085
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	6,093
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,616
	New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	1,665	1,750
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,179
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	3,000	3,596
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	8,860	11,052
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	5,400	6,631
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	5,000	5,614
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	4,670	5,583
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	7,720	9,439
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,430	1,650
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,705	4,157
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	6,426
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5,030	5,795
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	3,500	3,810
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	3,000	3,560
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	3,500	3,799
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,597
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	615
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,784
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	5,892
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	10,890	12,537
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	5,000	5,886
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	3,191
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	5,000	5,828
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	3,225	3,442
[1,3]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.080%	6/4/21	21,665	21,665
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	17
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	13
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,917
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	6,224

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,500	10,135
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	5,000	6,732
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	7,000	8,627
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	5,000	6,646
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	3,000	3,970
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	6,079
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	3,000	3,245
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	5,000	5,926
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,700	3,322
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,860	2,274
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/29	2,250	2,736
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	10,000	10,806
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	750	857
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	10,300	11,097
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,143
[2,9]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,725	2,228
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	1,000	1,142
[2,9]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	1,655	2,129
[2,9]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/34	1,125	1,355
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	1,000	1,141
[2,9]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/35	900	1,084
[2,9]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/36	575	689
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,712
[2]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,000	1,149
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	720
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	635
	New York State Dormitory Authority Lease Revenue	5.000%	4/1/34	1,290	1,633
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/34	1,175	1,487
	New York State Dormitory Authority Lease Revenue	4.000%	4/1/35	1,055	1,221
	New York State Dormitory Authority Lease Revenue	4.000%	10/1/35	645	746
	New York State Dormitory Authority Lease Revenue	3.000%	4/1/42	2,000	2,106

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	3,000	3,668
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	2,000	2,441
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,434
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	1,000	1,279
[2]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/33	1,290	1,644
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	507
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	10,118
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,650	2,986
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	5,000	5,635
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,840	5,726
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	382
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	5,000	5,631
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,500	2,953
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,085
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,162
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	6,264
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,240	5,896
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	5,000	6,082
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,232
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	8,392
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	10,020	12,550
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	7,995	8,989
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	4,434
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	5,000	5,617
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	6,258
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	5,712
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	6,245
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,583
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,000	3,742
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	10,000	12,257
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,846
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	14,350	17,565
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,000	1,243
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,993
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	4,800	6,026
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	8,495	10,503
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/46	5,500	6,181
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	7,570	8,501
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	5,000	5,640
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	5,000	5,636
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	4,325	5,404
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	2,515	3,131
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,000	5,890
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,000	4,971
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	4,145	4,712
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,248
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	2,500	3,100
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	3,000	3,624
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/36	2,500	2,856
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,244
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	6,503

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/40	2,370	2,741
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,608
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/41	1,000	1,239
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	13,936
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/42	1,000	1,238
	New York State Environmental Facilities Corp. Water Revenue	5.000%	3/15/45	5,000	5,757
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,221
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,092
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,596
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,086
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,086
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	4,320
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/41	3,145	3,301
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/43	2,325	2,521
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,249
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,380	2,587
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,500	1,571
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	1,990	2,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,635	2,850
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,830	1,979
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,665	1,800
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,500	1,639
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	8,000	8,322
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	5,230
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	1,007
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,440	3,568
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,000	1,007
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	4,146
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	6/4/21	10,000	10,000
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	5,265	6,087
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	4,085	4,723
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,459
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,665	3,078
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	2,029
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	5,500	6,350

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	3,460
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	5,948
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,970	3,541
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	2,239
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,340	2,788
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,709
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,835
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,477
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	250	278
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,500	2,945
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	2,500	2,966
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,500	2,933
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	2,550	3,019
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,425	12,117
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,000	3,518
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	450
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	10,000	11,752
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	3,169
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	5,272
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	10,000	11,555
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	2,331
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	5,845	6,826
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,670
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,645
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,000	5,746
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	2,319
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	16,095	19,061
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,410
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	4,086
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,000	5,623
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,973
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,667
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	2,000	2,360
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,000	3,940
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,236
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,505	4,211
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	2,222
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	5,000	5,398
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	3,280	3,930
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	5,000	5,922
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	6,000	7,719
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,224
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	10,000	10,777
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,000	4,725
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	2,600	2,773
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	5,000	5,760
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	5,000	5,878
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	5,000	5,334
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	7,035	9,051
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,708
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	1,177
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,525	4,136

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	3,635	4,247
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	6,000	6,402
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/27	875	1,098
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/29	3,150	4,107
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/31	1,780	2,348
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/32	1,425	1,871
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	4,655	6,091
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	2,505	3,262
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/37	2,000	2,595
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	565	670
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	320	334
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	2,750	2,871
[6]	Niagara Falls Public Water Authority Water Revenue	4.250%	7/15/34	3,000	3,223
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	500	538
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,160
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,158
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	1,155
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,785	4,265
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/32	1,000	1,038
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/42	1,855	1,919
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	618
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	652
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	382
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	682
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	381
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	716
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	520
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	750
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	505
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	424
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	347
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	341
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	317

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	403
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	345
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,183
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/28	450	517
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/29	475	543
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/30	450	512
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/33	575	650
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/35	635	717
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/40	1,940	2,174
Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/45	3,950	4,395
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	1,900	1,912
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	2,000	1,943
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/47	7,750	9,085
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,121
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,340
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,730
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,558
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,545	4,222
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	380	484
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	1,750	2,079
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	1,290	1,477
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	5,334
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,000	1,209
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,410
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,603
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	3,380	4,024
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,750	2,056
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,565	4,139

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,720
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	13,180	15,497
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	3,000	3,737
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	5,000	5,816
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	8,765	10,122
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	2,785	3,263
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	3,000	3,600
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,000	9,830
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	5,000	6,103
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	9,000	10,528
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	7,750	9,050
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	6,354
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	2,000	2,394
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	2,000	2,431
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	11,450	13,974
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	5,889
[2]	Rockland County NY GO	3.000%	6/15/32	2,815	3,064
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/28	10	12
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/30	2,815	3,238
	Sales Tax Asset Receivable Corp. Sales Tax Revenue	5.000%	10/15/31	65	75
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	278
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	750	997
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	220
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	283
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	1,225	1,618
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	282
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/36	1,335	1,607
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/36	500	626
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	663
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,723
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/38	300	374

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,855
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	2,282
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/43	3,550	4,384
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/48	4,520	5,534
[2]	Schenectady NY GO	3.000%	5/1/31	635	678
[2]	Schenectady NY GO	3.000%	5/1/32	1,205	1,283
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	371
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	787
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	535
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	988
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,798
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	649
	St. Lawrence County Industrial Development Agency College & University Revenue (St. Lawrence University Project)	5.000%	7/1/29	325	347
	St. Lawrence County Industrial Development Agency College & University Revenue (St. Lawrence University Project)	5.000%	7/1/43	8,870	9,465
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	310	315
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	248
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	276
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	282
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,700
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	14,180	14,236
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,395
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	857
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	180	214
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,176
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	200
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,000	2,328
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/21	1,570	1,576
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	9,000	9,618
[2]	Suffolk County NY GO	4.000%	10/15/27	2,410	2,837
[6]	Suffolk County NY GO	4.000%	10/15/28	3,850	4,618
[6]	Suffolk County NY GO	4.000%	4/1/30	4,420	5,158
[6]	Suffolk County NY GO	4.000%	4/1/31	4,590	5,239

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Suffolk County NY GO	3.000%	6/15/31	250	260
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	580	625
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,675	2,753
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/37	3,300	3,401
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/34	725	855
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	588
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/33	1,025	1,189
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/34	1,200	1,388
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/35	1,000	1,153
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/32	1,555	1,810
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	7,770	8,451
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,321
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	725	849
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	500	586
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,472
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,623
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	5,000	6,862
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,882
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	186
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,540	1,906
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	2,000	2,338
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,210	3,970
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	6,333
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	5,010	5,989
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,010	6,189
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,500	2,955
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/38	1,000	1,203
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	3,000	3,704
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,525	2,918
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	7,510	8,898
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	5,665
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	9,675	12,098
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,000	12,264
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	6,325	7,742
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,689
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	7,340	9,007
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,995	4,241
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/48	10,000	11,390
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,240	2,777
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	6,820	8,771
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	10,000	11,724
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	9,500	12,046
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	17,000	19,978
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	6,360
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	3,090	3,699
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	2,000	2,584

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.080%	6/4/21	14,000	14,000
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,000	1,101
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/24	1,165	1,331
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,178
[9]	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	150	186
[9]	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	275	348
[9]	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/30	470	577
[9]	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/31	235	287
[9]	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/32	365	442
[9]	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/33	100	120
[9]	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/34	155	186
[9]	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/35	190	228
[9]	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/36	380	455
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,741
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	3,217
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	3,653
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,060	2,444
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,771
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	7,316
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	6,206
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,325	6,551
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,725	2,108
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	6,089
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	7,285
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	1,087
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	5,500	6,428
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	9,650	10,802
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	3,288
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	5,185	5,798
[10]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	23,700	28,211
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	3,010	3,767
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	3,015	3,772
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	22,400	24,935
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,725
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,778
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	15,200	16,588
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	7,640	8,423
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/21	600	602
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	400	419
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	525	572
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	680	752
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	395

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	475	553
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	684
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	509
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,035	1,214
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	426
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,172
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	574
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,171
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	228
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,500	2,917
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	2,375	2,455
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	550	620
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	21,825	25,338
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/28	1,350	1,431
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/34	1,755	1,851
Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,275	1,468
Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/47	1,000	1,132
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/21	2,500	2,551
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.500%	11/1/21	75	76
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	11,715	11,952
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,810	1,847
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	3,077
Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	750	883
Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,529
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	200	222
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	420	490
Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	732

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	465	530
					5,477,708
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,105
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	475	551
[9]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	375	427
	Guam Miscellaneous Taxes Revenue	5.125%	1/1/42	1,000	1,028
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	7,028
					10,139
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	1,082	1,029
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,511	2,254
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,388	2,883
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	275	216
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	13,536	14,985
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,437	1,591
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	105	118
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	100	112
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	725	235
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,435	1,633
					25,056
Total Tax-Exempt Municipal Bonds (Cost $5,131,782)					5,512,903
Total Investments (99.3%) (Cost $5,131,782)					5,512,903
Other Assets and Liabilities—Net (0.7%)					41,543
Net Assets (100%)					5,554,446
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $98,201,000, representing 1.8% of net assets.
4	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
10	Securities with a value of $1,886,000 have been segregated as initial margin for open futures contracts.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

New York Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2021	811	100,444	(26)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2021	(403)	(58,416)	(244)
Ultra Long U.S. Treasury Bond	September 2021	(127)	(23,527)	(21)
				(265)
				(291)

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,131,782)	5,512,903
Investment in Vanguard	193
Cash	40
Receivables for Investment Securities Sold	1,585
Receivables for Accrued Income	54,627
Receivables for Capital Shares Issued	2,578
Other Assets	99
Total Assets	5,572,025
Liabilities
Payables for Investment Securities Purchased	12,564
Payables for Capital Shares Redeemed	1,668
Payables for Distributions	2,957
Payables to Vanguard	238
Variation Margin Payable—Futures Contracts	152
Total Liabilities	17,579
Net Assets	5,554,446
At May 31, 2021, net assets consisted of:

Paid-in Capital	5,162,362
Total Distributable Earnings (Loss)	392,084
Net Assets	5,554,446

Investor Shares—Net Assets
Applicable to 44,526,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	545,971
Net Asset Value Per Share—Investor Shares	$12.26

Admiral Shares—Net Assets
Applicable to 408,460,402 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,008,475
Net Asset Value Per Share—Admiral Shares	$12.26

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2021
($000)
Investment Income
Income
Interest	70,998
Total Income	70,998
Expenses
The Vanguard Group—Note B
Investment Advisory Services	223
Management and Administrative—Investor Shares	398
Management and Administrative—Admiral Shares	1,871
Marketing and Distribution—Investor Shares	24
Marketing and Distribution—Admiral Shares	93
Custodian Fees	12
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	—
Total Expenses	2,634
Net Investment Income	68,364
Realized Net Gain (Loss)
Investment Securities Sold	17,662
Futures Contracts	2,738
Realized Net Gain (Loss)	20,400
Change in Unrealized Appreciation (Depreciation)
Investment Securities	48,827
Futures Contracts	(394)
Change in Unrealized Appreciation (Depreciation)	48,433
Net Increase (Decrease) in Net Assets Resulting from Operations	137,197

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2021	Year Ended November 30, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	68,364	143,868
Realized Net Gain (Loss)	20,400	42,664
Change in Unrealized Appreciation (Depreciation)	48,433	36,386
Net Increase (Decrease) in Net Assets Resulting from Operations	137,197	222,918
Distributions
Investor Shares	(10,625)	(16,357)
Admiral Shares	(99,594)	(145,135)
Total Distributions	(110,219)	(161,492)
Capital Share Transactions
Investor Shares	30,418	(42,847)
Admiral Shares	259,085	21,321
Net Increase (Decrease) from Capital Share Transactions	289,503	(21,526)
Total Increase (Decrease)	316,481	39,900
Net Assets
Beginning of Period	5,237,965	5,198,065
End of Period	5,554,446	5,237,965

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.20	$12.01	$11.34	$11.71	$11.49	$11.84
Investment Operations
Net Investment Income	.150[1]	.327[1]	.354[1]	.369[1]	.372[1]	.384
Net Realized and Unrealized Gain (Loss) on Investments	.158	.231	.696	(.314)	.282	(.343)
Total from Investment Operations	.308	.558	1.050	.055	.654	.041
Distributions
Dividends from Net Investment Income	(.150)	(.326)	(.355)	(.369)	(.372)	(.380)
Distributions from Realized Capital Gains	(.098)	(.042)	(.025)	(.056)	(.062)	(.011)
Total Distributions	(.248)	(.368)	(.380)	(.425)	(.434)	(.391)
Net Asset Value, End of Period	$12.26	$12.20	$12.01	$11.34	$11.71	$11.49
Total Return[2]	2.55%	4.73%	9.37%	0.48%	5.76%	0.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$546	$513	$550	$425	$464	$460
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.47%	2.73%	3.00%	3.21%	3.18%	3.18%
Portfolio Turnover Rate	20%	34%	15%	18%	16%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.20	$12.01	$11.34	$11.71	$11.49	$11.84
Investment Operations
Net Investment Income	.155[1]	.337[1]	.364[1]	.378[1]	.384[1]	.396
Net Realized and Unrealized Gain (Loss) on Investments	.158	.230	.695	(.314)	.282	(.343)
Total from Investment Operations	.313	.567	1.059	.064	.666	.053
Distributions
Dividends from Net Investment Income	(.155)	(.335)	(.364)	(.378)	(.384)	(.392)
Distributions from Realized Capital Gains	(.098)	(.042)	(.025)	(.056)	(.062)	(.011)
Total Distributions	(.253)	(.377)	(.389)	(.434)	(.446)	(.403)
Net Asset Value, End of Period	$12.26	$12.20	$12.01	$11.34	$11.71	$11.49
Total Return[2]	2.59%	4.82%	9.46%	0.56%	5.87%	0.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,008	$4,725	$4,648	$3,956	$3,929	$3,527
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.81%	3.08%	3.29%	3.28%	3.28%
Portfolio Turnover Rate	20%	34%	15%	18%	16%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2021, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

New York Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New York Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2021, the fund had contributed to Vanguard capital in the amount of $193,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,512,903	—	5,512,903
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	291	—	—	291
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

New York Long-Term Tax-Exempt Fund
D.	As of May 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,141,142
Gross Unrealized Appreciation	373,439
Gross Unrealized Depreciation	(1,969)
Net Unrealized Appreciation (Depreciation)	371,470
E.	During the six months ended May 31, 2021, the fund purchased $1,330,601,000 of investment securities and sold $1,053,798,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended May 31, 2021, such purchases and sales were $103,020,000 and $230,991,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2021		Year Ended November 30, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	85,278	6,986	166,458	13,862
Issued in Lieu of Cash Distributions	9,173	753	13,956	1,162
Redeemed	(64,033)	(5,253)	(223,261)	(18,800)
Net Increase (Decrease)—Investor Shares	30,418	2,486	(42,847)	(3,776)
Admiral Shares
Issued	463,788	38,005	888,264	74,143
Issued in Lieu of Cash Distributions	74,139	6,086	105,332	8,766
Redeemed	(278,842)	(22,881)	(972,275)	(82,557)
Net Increase (Decrease)—Admiral Shares	259,085	21,210	21,321	352
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard New York Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard New York Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund if preceded or accompanied by the fund's current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q762 072021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-Free FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 16, 2021

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 16, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference